Distribution Date:	08/17/26	BBCMS Mortgage Trust 2018-C2
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C2

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	7		Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Balances	8		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	LNR Partners, LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-15				lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	16-17		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	19
			David Rodgers	(212) 310-9821
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27
		Directing Certificateholder	LNR Securities Holdings, LLC
Supplemental Notes	28
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05491UAY4	3.396000%	12,775,374.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05491UAZ1	3.502000%	10,398,254.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	05491UBA5	4.236000%	34,314,800.00	13,650,764.40	586,824.13	48,187.20	0.00	0.00	635,011.33	13,063,940.27	32.31%	30.00%
A-3	05491UBB3	4.052000%	30,154,934.00	11,078,631.81	186,560.61	37,408.85	0.00	0.00	223,969.46	10,892,071.20	32.31%	30.00%
A-4	05491UBC1	4.047000%	160,133,098.00	160,133,098.00	0.00	540,048.87	0.00	0.00	540,048.87	160,133,098.00	32.31%	30.00%
A-5	05491UBD9	4.314000%	376,521,028.00	376,521,028.00	0.00	1,353,593.10	0.00	0.00	1,353,593.10	376,521,028.00	32.31%	30.00%
A-S	05491UBG2	4.624000%	84,726,087.00	84,726,087.00	0.00	326,477.86	0.00	0.00	326,477.86	84,726,087.00	22.08%	20.50%
B	05491UBH0	4.907756%	40,133,410.00	40,133,410.00	0.00	164,137.50	0.00	0.00	164,137.50	40,133,410.00	17.23%	16.00%
C	05491UBJ6	5.131756%	39,018,593.00	39,018,593.00	0.00	166,861.59	0.00	0.00	166,861.59	39,018,593.00	12.52%	11.63%
D	05491UAG3	3.000000%	24,525,973.00	24,525,973.00	0.00	61,314.93	0.00	0.00	61,314.93	24,525,973.00	9.56%	8.88%
E	05491UAJ7	3.000000%	18,951,888.00	18,951,888.00	0.00	47,379.72	0.00	0.00	47,379.72	18,951,888.00	7.27%	6.75%
F	05491UAL2	3.000000%	20,066,705.00	20,066,705.00	0.00	50,166.76	0.00	0.00	50,166.76	20,066,705.00	4.85%	4.50%
G	05491UAN8	3.000000%	8,918,535.00	8,918,535.00	0.00	22,296.34	0.00	0.00	22,296.34	8,918,535.00	3.77%	3.50%
H-RR	05491UAQ1	5.131756%	7,803,719.00	7,803,719.00	0.00	33,372.32	0.00	0.00	33,372.32	7,803,719.00	2.83%	2.63%
J-RR*	05491UAS7	5.131756%	23,411,156.00	23,411,156.00	0.00	96,616.96	0.00	0.00	96,616.96	23,411,156.00	0.00%	0.00%
S	05491UAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05491UAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			891,853,554.00	828,939,588.21	773,384.74	2,947,862.00	0.00	0.00	3,721,246.74	828,166,203.47

X-A	05491UBE7	0.900984%	624,297,488.00	561,383,522.21	0.00	421,498.17	0.00	0.00	421,498.17	560,610,137.47
X-B	05491UBF4	0.317371%	163,878,090.00	163,878,090.00	0.00	43,341.74	0.00	0.00	43,341.74	163,878,090.00
X-D	05491UAA6	2.131756%	43,477,861.00	43,477,861.00	0.00	77,236.84	0.00	0.00	77,236.84	43,477,861.00
X-F	05491UAC2	2.131756%	20,066,705.00	20,066,705.00	0.00	35,647.77	0.00	0.00	35,647.77	20,066,705.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	05491UAE8	2.131756%	8,918,535.00	8,918,535.00	0.00	15,843.45	0.00	0.00	15,843.45	8,918,535.00
Notional SubTotal			860,638,679.00	797,724,713.21	0.00	593,567.97	0.00	0.00	593,567.97	796,951,328.47

Deal Distribution Total					773,384.74	3,541,429.97	0.00	0.00	4,314,814.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05491UAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05491UAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	05491UBA5	397.80981967	17.10119628	1.40426871	0.00000000	0.00000000	0.00000000	0.00000000	18.50546499	380.70862339
A-3	05491UBB3	367.39035177	6.18673581	1.24055486	0.00000000	0.00000000	0.00000000	0.00000000	7.42729067	361.20361597
A-4	05491UBC1	1,000.00000000	0.00000000	3.37249998	0.00000000	0.00000000	0.00000000	0.00000000	3.37249998	1,000.00000000
A-5	05491UBD9	1,000.00000000	0.00000000	3.59500001	0.00000000	0.00000000	0.00000000	0.00000000	3.59500001	1,000.00000000
A-S	05491UBG2	1,000.00000000	0.00000000	3.85333339	0.00000000	0.00000000	0.00000000	0.00000000	3.85333339	1,000.00000000
B	05491UBH0	1,000.00000000	0.00000000	4.08979700	0.00000000	0.00000000	0.00000000	0.00000000	4.08979700	1,000.00000000
C	05491UBJ6	1,000.00000000	0.00000000	4.27646353	0.00000000	0.00000000	0.00000000	0.00000000	4.27646353	1,000.00000000
D	05491UAG3	1,000.00000000	0.00000000	2.49999990	0.00000000	0.00000000	0.00000000	0.00000000	2.49999990	1,000.00000000
E	05491UAJ7	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	05491UAL2	1,000.00000000	0.00000000	2.49999988	0.00000000	0.00000000	0.00000000	0.00000000	2.49999988	1,000.00000000
G	05491UAN8	1,000.00000000	0.00000000	2.50000028	0.00000000	0.00000000	0.00000000	0.00000000	2.50000028	1,000.00000000
H-RR	05491UAQ1	1,000.00000000	0.00000000	4.27646357	0.00000000	0.00000000	0.00000000	0.00000000	4.27646357	1,000.00000000
J-RR	05491UAS7	1,000.00000000	0.00000000	4.12696238	0.14950095	3.40181664	0.00000000	0.00000000	4.12696238	1,000.00000000
S	05491UAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05491UAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05491UBE7	899.22438101	0.00000000	0.67515596	0.00000000	0.00000000	0.00000000	0.00000000	0.67515596	897.98557298
X-B	05491UBF4	1,000.00000000	0.00000000	0.26447550	0.00000000	0.00000000	0.00000000	0.00000000	0.26447550	1,000.00000000
X-D	05491UAA6	1,000.00000000	0.00000000	1.77646366	0.00000000	0.00000000	0.00000000	0.00000000	1.77646366	1,000.00000000
X-F	05491UAC2	1,000.00000000	0.00000000	1.77646355	0.00000000	0.00000000	0.00000000	0.00000000	1.77646355	1,000.00000000
X-G	05491UAE8	1,000.00000000	0.00000000	1.77646329	0.00000000	0.00000000	0.00000000	0.00000000	1.77646329	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	48,187.20	0.00	48,187.20	0.00	0.00	0.00	48,187.20	0.00
A-3	07/01/26 - 07/30/26	30	0.00	37,408.85	0.00	37,408.85	0.00	0.00	0.00	37,408.85	0.00
A-4	07/01/26 - 07/30/26	30	0.00	540,048.87	0.00	540,048.87	0.00	0.00	0.00	540,048.87	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,353,593.10	0.00	1,353,593.10	0.00	0.00	0.00	1,353,593.10	0.00
X-A	07/01/26 - 07/30/26	30	0.00	421,498.17	0.00	421,498.17	0.00	0.00	0.00	421,498.17	0.00
X-B	07/01/26 - 07/30/26	30	0.00	43,341.74	0.00	43,341.74	0.00	0.00	0.00	43,341.74	0.00
X-D	07/01/26 - 07/30/26	30	0.00	77,236.84	0.00	77,236.84	0.00	0.00	0.00	77,236.84	0.00
X-F	07/01/26 - 07/30/26	30	0.00	35,647.77	0.00	35,647.77	0.00	0.00	0.00	35,647.77	0.00
X-G	07/01/26 - 07/30/26	30	0.00	15,843.45	0.00	15,843.45	0.00	0.00	0.00	15,843.45	0.00
A-S	07/01/26 - 07/30/26	30	0.00	326,477.86	0.00	326,477.86	0.00	0.00	0.00	326,477.86	0.00
B	07/01/26 - 07/30/26	30	0.00	164,137.50	0.00	164,137.50	0.00	0.00	0.00	164,137.50	0.00
C	07/01/26 - 07/30/26	30	0.00	166,861.59	0.00	166,861.59	0.00	0.00	0.00	166,861.59	0.00
D	07/01/26 - 07/30/26	30	0.00	61,314.93	0.00	61,314.93	0.00	0.00	0.00	61,314.93	0.00
E	07/01/26 - 07/30/26	30	0.00	47,379.72	0.00	47,379.72	0.00	0.00	0.00	47,379.72	0.00
F	07/01/26 - 07/30/26	30	0.00	50,166.76	0.00	50,166.76	0.00	0.00	0.00	50,166.76	0.00
G	07/01/26 - 07/30/26	30	0.00	22,296.34	0.00	22,296.34	0.00	0.00	0.00	22,296.34	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	33,372.32	0.00	33,372.32	0.00	0.00	0.00	33,372.32	0.00
J-RR	07/01/26 - 07/30/26	30	75,816.24	100,116.96	0.00	100,116.96	3,499.99	0.00	0.00	96,616.96	79,640.46
Totals			75,816.24	3,544,929.97	0.00	3,544,929.97	3,499.99	0.00	0.00	3,541,429.97	79,640.46

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,314,814.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,560,086.68	Master Servicing Fee	7,195.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,313.40
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	356.90
ARD Interest	0.00	Operating Advisor Fee	1,801.43
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	199.87
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,560,086.68	Total Fees	15,156.69

Principal		Expenses/Reimbursements
Scheduled Principal	617,537.02	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	155,847.72	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	773,384.74	Total Expenses/Reimbursements	3,500.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,541,429.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	773,384.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,314,814.71
Total Funds Collected	4,333,471.42	Total Funds Distributed	4,333,471.40

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	828,939,588.50	828,939,588.50	Beginning Certificate Balance	828,939,588.21
(-) Scheduled Principal Collections	617,537.02	617,537.02	(-) Principal Distributions	773,384.74
(-) Unscheduled Principal Collections	155,847.72	155,847.72	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	828,166,203.76	828,166,203.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	828,978,620.99	828,978,620.99	Ending Certificate Balance	828,166,203.47
Ending Actual Collateral Balance	828,214,737.61	828,214,737.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.29)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.29)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	57,326,876.18	6.92%	27	5.0938	NAP	Defeased	5	57,326,876.18	6.92%	27	5.0938	NAP
	9,999,999 or less	16	97,641,285.74	11.79%	20	5.0497	1.698680	1.39 or less	11	176,371,189.79	21.30%	24	5.2326	1.054238
10,000,000 to 19,999,999		11	152,399,315.56	18.40%	26	5.1721	1.683046	1.40 to 1.49	1	11,495,079.14	1.39%	26	5.3800	1.479300
20,000,000 to 24,999,999		4	85,818,742.83	10.36%	25	4.5832	2.206611	1.50 to 1.59	5	74,302,579.55	8.97%	27	5.0723	1.525554
25,000,000 to 49,999,999		12	379,979,983.45	45.88%	24	4.9633	1.799606	1.60 to 1.69	4	67,433,088.22	8.14%	27	4.9971	1.631901
	50,000,000 or greater	1	55,000,000.00	6.64%	28	5.0500	2.156700	1.70 to 1.79	5	110,938,771.86	13.40%	26	4.7880	1.746535
	Totals	49	828,166,203.76	100.00%	24	4.9873	1.833628	1.80 to 1.99	5	63,956,688.88	7.72%	26	5.1040	1.876549
								2.00 to 2.99	9	191,501,930.14	23.12%	21	4.9992	2.219680
								3.00 or greater	4	74,840,000.00	9.04%	26	4.3396	3.326697
								Totals	49	828,166,203.76	100.00%	24	4.9873	1.833628
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	30	57,326,876.18	6.92%	27	5.0938	NAP
							Defeased	30	57,326,876.18	6.92%	27	5.0938	NAP
Arizona	3	78,454,571.23	9.47%	26	5.0615	1.947320
							Industrial	10	31,540,272.56	3.81%	27	5.2558	0.986608
California	8	160,707,063.09	19.41%	27	4.8448	2.041611
							Lodging	8	161,449,791.97	19.49%	27	5.2648	1.951196
Colorado	1	20,000,000.00	2.41%	27	4.3500	3.435800
							Mixed Use	3	70,939,671.89	8.57%	27	5.3392	1.295789
Delaware	4	94,840,000.00	11.45%	26	4.6927	1.967493
							Office	19	285,892,145.68	34.52%	22	4.8300	1.808252
Georgia	3	37,222,788.76	4.49%	(1)	5.0814	2.078959
							Retail	13	205,207,429.11	24.78%	23	4.7683	1.930774
Illinois	3	21,396,935.33	2.58%	27	5.3324	1.566162
							Self Storage	4	15,810,016.43	1.91%	27	5.3411	2.203831
Kentucky	1	1,811,731.49	0.22%	28	4.8530	1.375700
							Totals	87	828,166,203.76	100.00%	24	4.9873	1.833628
Louisiana	1	2,894,579.76	0.35%	27	5.5650	2.055600
Michigan	1	40,000,000.00	4.83%	28	5.0900	1.511900
Missouri	2	12,204,980.52	1.47%	28	5.1429	1.609521
Montana	1	1,067,005.36	0.13%	28	4.8530	1.375700
Nevada	4	63,594,827.16	7.68%	26	5.0968	1.558983
New Mexico	1	4,308,386.08	0.52%	27	5.3300	1.600100
New York	1	13,830,676.92	1.67%	24	5.4400	0.582900
North Carolina	1	7,482,390.97	0.90%	28	5.4000	1.344300
Oklahoma	1	4,132,261.95	0.50%	27	5.4100	0.176200
Pennsylvania	3	30,351,239.03	3.66%	25	4.7659	1.290340
Tennessee	2	13,575,410.14	1.64%	26	5.0742	2.210172
Texas	12	101,625,953.68	12.27%	27	5.2587	1.459220
Virginia	3	36,638,526.18	4.42%	8	4.7425	1.761650
West Virginia	1	24,700,000.00	2.98%	26	5.0240	1.703200
Totals	87	828,166,203.76	100.00%	24	4.9873	1.833628

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	57,326,876.18	6.92%	27	5.0938	NAP	Defeased	5	57,326,876.18	6.92%	27	5.0938	NAP
	3.9999% or less	1	20,808,100.71	2.51%	20	3.8940	2.204000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	5	109,354,224.26	13.20%	20	4.2556	2.611312	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	10	171,982,325.99	20.77%	26	4.8196	1.797532	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	22	375,023,442.24	45.28%	24	5.1694	1.613356	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% to 5.9999%	6	93,671,234.38	11.31%	28	5.5983	1.799366	49 months or greater	44	770,839,327.58	93.08%	24	4.9794	1.834569
	6.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	49	828,166,203.76	100.00%	24	4.9873	1.833628
	Totals	49	828,166,203.76	100.00%	24	4.9873	1.833628
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	57,326,876.18	6.92%	27	5.0938	NAP	Defeased	5	57,326,876.18	6.92%	27	5.0938	NAP
	60 months or less	44	770,839,327.58	93.08%	24	4.9794	1.834569	Interest Only	16	384,031,426.00	46.37%	24	4.8214	2.083246
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	28	386,807,901.58	46.71%	24	5.1363	1.587677
	Totals	49	828,166,203.76	100.00%	24	4.9873	1.833628	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	828,166,203.76	100.00%	24	4.9873	1.833628
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	57,326,876.18	6.92%	27	5.0938	NAP			No outstanding loans in this group
Underwriter's Information		5	64,138,231.45	7.74%	25	4.7606	2.056734
	12 months or less	39	706,701,096.13	85.33%	24	4.9993	1.814406
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	828,166,203.76	100.00%	24	4.9873	1.833628
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	320961001	LO	Santa Cruz	CA	Actual/360	5.050%	239,173.61	0.00	0.00	N/A	12/01/28	--	55,000,000.00	55,000,000.00	08/01/26
2	883100887	RT	Newark	DE	Actual/360	4.277%	147,336.11	0.00	0.00	N/A	08/01/28	--	40,000,000.00	40,000,000.00	08/01/26
2A	883100901				Actual/360	4.277%	54,661.70	0.00	0.00	N/A	08/01/28	--	14,840,000.00	14,840,000.00	08/01/26
3	320961003	Various Various		Various	Actual/360	4.853%	123,908.83	0.00	0.00	N/A	12/01/28	--	29,650,551.70	29,650,551.70	08/01/26
4	320961004	OF	Various	AZ	Actual/360	4.755%	102,364.58	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	08/06/26
4A	320961104				Actual/360	4.755%	102,364.58	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	08/06/26
5	695101055	RT	Various	TX	Actual/360	5.010%	185,144.64	79,809.81	0.00	N/A	10/06/28	--	42,915,504.68	42,835,694.87	08/06/26
6	695101070	OF	Troy	MI	Actual/360	5.090%	175,322.22	0.00	0.00	N/A	12/06/28	--	40,000,000.00	40,000,000.00	08/06/26
7	695101069	MU	West Covina	CA	Actual/360	5.436%	160,171.06	42,789.76	0.00	N/A	12/06/28	--	34,217,274.08	34,174,484.32	08/06/26
8	320961008	LO	Fort Worth	TX	Actual/360	5.578%	163,372.54	38,215.21	0.00	N/A	12/01/28	--	34,012,720.32	33,974,505.11	08/01/26
9	695101061	LO	Phoenix	AZ	Actual/360	5.600%	137,409.83	40,554.65	0.00	N/A	11/06/28	--	28,495,125.88	28,454,571.23	08/06/26
10	883100920	OF	Marietta	GA	Actual/360	5.001%	124,548.99	155,847.72	0.00	11/05/25	11/05/28	--	28,921,722.02	28,765,874.30	08/05/26
11	883100907	LO	Virginia Beach	VA	Actual/360	4.912%	114,929.76	44,516.27	0.00	N/A	09/06/28	--	27,168,818.19	27,124,301.92	08/06/26
12	656120889	OF	Sunnyvale	CA	Actual/360	4.131%	88,930.95	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	08/06/26
13	320961013	Various Newark		DE	Actual/360	5.578%	72,049.17	0.00	0.00	N/A	12/06/28	--	15,000,000.00	15,000,000.00	08/06/26
13A	320961113				Actual/360	5.578%	48,032.78	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	08/06/26
14	320961014	OF	Canonsburg	PA	Actual/360	4.700%	38,632.30	13,231.48	0.00	N/A	08/06/28	--	9,545,385.82	9,532,154.34	08/06/26
14A	320961114				Actual/360	4.700%	38,632.30	13,231.48	0.00	N/A	08/06/28	--	9,545,385.82	9,532,154.34	08/06/26
14B	320961145				Actual/360	4.700%	19,316.15	6,615.74	0.00	N/A	08/06/28	--	4,772,692.85	4,766,077.11	08/06/26
15	883100918	RT	Charleston	WV	Actual/360	5.024%	106,857.69	0.00	0.00	N/A	10/06/28	--	24,700,000.00	24,700,000.00	08/06/26
16	320961016	OF	Sunnyvale	CA	Actual/360	3.894%	69,885.79	33,805.19	0.00	N/A	04/06/28	--	20,841,905.90	20,808,100.71	08/06/26
17	695101052	MU	Zephyr Cove	NV	Actual/360	4.983%	87,260.21	25,388.19	0.00	N/A	10/06/28	--	20,336,030.31	20,310,642.12	08/06/26
18	695101059	Various Various		Various	Actual/360	5.410%	70,792.60	44,449.21	0.00	N/A	11/06/28	--	15,196,074.29	15,151,625.08	08/06/26
19	320961019	RT	Vail	CO	Actual/360	4.350%	74,916.67	0.00	0.00	N/A	11/06/28	--	20,000,000.00	20,000,000.00	08/06/26
20	695101053	RT	Las Vegas	NV	Actual/360	5.008%	74,434.36	22,200.96	0.00	N/A	10/06/28	--	17,260,362.84	17,238,161.88	08/06/26
21	695101062	MF	Chicago	IL	Actual/360	4.990%	76,292.25	0.00	0.00	N/A	11/06/28	06/06/28	17,755,000.00	17,755,000.00	08/06/26
22	883100925	OF	Las Vegas	NV	Actual/360	5.137%	64,459.42	21,004.69	0.00	N/A	11/06/28	--	14,571,948.71	14,550,944.02	08/06/26
23	883100929	OF	Wilmington	DE	Actual/360	4.735%	61,160.42	0.00	0.00	N/A	11/06/28	--	15,000,000.00	15,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	320961024	OF	Rochester	NY	Actual/360	5.440%	64,878.80	19,161.70	0.00	N/A	08/01/28	--	13,849,838.62	13,830,676.92	08/01/26
25	407004834	MF	Various	MI	Actual/360	5.493%	60,973.02	18,597.80	0.00	N/A	12/06/28	09/06/28	12,890,473.98	12,871,876.18	08/06/26
26	883100932	IN	Various	Various	Actual/360	5.250%	57,942.67	19,365.85	0.00	N/A	12/06/28	--	12,816,811.95	12,797,446.10	08/06/26
27	883100919	RT	Peoria	IL	Actual/360	5.359%	57,748.95	18,760.64	0.00	N/A	10/06/28	--	12,514,143.06	12,495,382.42	08/06/26
28	883100912	OF	Tigard	OR	Actual/360	4.494%	51,855.77	0.00	0.00	N/A	10/06/28	07/06/28	13,400,000.00	13,400,000.00	08/06/26
29	695101054	OF	Las Vegas	NV	Actual/360	5.380%	53,325.07	15,309.60	0.00	N/A	10/06/28	--	11,510,388.74	11,495,079.14	08/06/26
30	883100856	RT	Fairfax	VA	Actual/360	4.258%	34,948.89	17,434.45	0.00	N/A	05/10/23	11/10/26	9,531,658.71	9,514,224.26	08/10/26
31	883100931	RT	Various	Various	Actual/360	5.330%	42,799.16	0.00	0.00	N/A	11/06/28	--	9,325,000.00	9,325,000.00	08/06/26
32	320961032	RT	Murfreesboro	TN	Actual/360	5.210%	33,748.83	13,527.85	0.00	N/A	10/01/28	--	7,522,493.53	7,508,965.68	08/01/26
33	695101072	LO	Flat Rock	NC	Actual/360	5.400%	34,853.00	12,877.12	0.00	N/A	12/06/28	--	7,495,268.09	7,482,390.97	08/06/26
34	695101063	MF	Monroe	LA	Actual/360	5.560%	37,823.44	0.00	0.00	N/A	11/06/28	--	7,900,000.00	7,900,000.00	08/06/26
35	320961035	LO	South Pittsburg	TN	Actual/360	4.906%	25,676.95	11,499.45	0.00	N/A	10/06/28	--	6,077,943.91	6,066,444.46	08/06/26
36	407004833	RT	Upland	CA	Actual/360	5.271%	30,637.69	0.00	0.00	N/A	11/06/28	--	6,750,000.00	6,750,000.00	08/06/26
37	695101065	SS	Stockbridge	GA	Actual/360	5.360%	28,835.19	8,620.25	0.00	N/A	11/06/28	--	6,247,392.11	6,238,771.86	08/06/26
38	883100921	IN	Audubon	PA	Actual/360	5.047%	22,475.73	9,501.36	0.00	N/A	11/06/28	--	5,171,556.15	5,162,054.79	03/06/26
39	883100928	RT	Jacksonville	FL	Actual/360	5.290%	24,598.50	0.00	0.00	N/A	11/06/28	05/06/28	5,400,000.00	5,400,000.00	08/06/26
40	320961040	SS	Bakersfield	CA	Actual/360	5.170%	19,882.40	7,480.56	0.00	N/A	10/01/28	--	4,466,002.77	4,458,522.21	08/01/26
41	695101058	LO	Vidor	TX	Actual/360	5.969%	17,249.87	8,446.44	0.00	N/A	11/06/28	--	3,356,024.72	3,347,578.28	08/06/26
42	883100926	SS	Bossier City	LA	Actual/360	5.565%	13,889.46	3,838.63	0.00	N/A	11/06/28	--	2,898,418.39	2,894,579.76	08/06/26
43	695101066	OF	Venice	CA	Actual/360	5.450%	13,364.88	3,574.80	0.00	N/A	11/06/28	--	2,847,799.88	2,844,225.08	08/06/26
44	695101060	SS	Newnan	GA	Actual/360	5.340%	10,216.90	3,727.88	0.00	N/A	11/06/28	--	2,221,870.48	2,218,142.60	08/06/26
Totals							3,560,086.68	773,384.74	0.00				828,939,588.50	828,166,203.76
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,841,364.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	42,231,728.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,168,114.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,984,766.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,728,394.71	3,213,465.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,300,399.14	3,080,918.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,399,421.03	596,625.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,584,622.00	837,593.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,958,721.93	5,999,459.30	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,877,413.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	12,510,027.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	40,131,012.93	10,370,588.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,946,685.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	8,395,551.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,596,038.91	580,997.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	21,160,307.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,235,871.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,900,903.23	105,045.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	10,783,602.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,093,081.83	551,527.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,777,429.78	347,566.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,975,542.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	2,211,969.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,778,493.38	422,947.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,425,418.88	364,131.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,205,462.62	643,414.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	15,290,052.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	904,423.09	213,359.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,013,082.00	509,860.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,085,826.13	881,257.87	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,355,945.37	1,431,511.90	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	795,403.65	181,289.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	769,737.44	198,166.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	409,271.00	370,943.00	04/01/25	03/31/26	--	0.00	0.00	31,917.46	159,830.28	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	912,943.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	488,324.39	515,211.33	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	418,008.76	221,043.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	436,293.60	96,628.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	470,893.73	110,623.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	247,552,547.24	31,844,176.44				0.00	0.00	31,917.46	159,830.28	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
10	883100920	155,847.72	Partial Liquidation (Curtailment)	0.00	0.00
Totals		155,847.72		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	5,162,054.79	0	0.00	0	0.00	0	0.00	1	155,847.72	0	0.00	4.987338%	4.964545%	24
07/17/26	0	0.00	0	0.00	1	5,171,556.15	0	0.00	0	0.00	0	0.00	1	140,319.63	0	0.00	4.987449%	4.964656%	25
06/17/26	0	0.00	1	5,181,739.71	0	0.00	0	0.00	0	0.00	0	0.00	1	136,800.97	0	0.00	4.987573%	4.964779%	26
05/15/26	0	0.00	0	0.00	1	5,191,155.89	0	0.00	0	0.00	0	0.00	1	124,316.12	0	0.00	4.987683%	4.964888%	27
04/17/26	0	0.00	1	5,201,257.36	0	0.00	0	0.00	0	0.00	0	0.00	1	128,776.35	0	0.00	4.987804%	4.965008%	28
03/17/26	1	5,210,589.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	140,145.65	0	0.00	4.987912%	4.965115%	29
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	24,651,979.93	0	0.00	4.988059%	4.966828%	30
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	135,151.23	0	0.00	4.984303%	4.963020%	31
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	145,236.40	0	0.00	4.984408%	4.963126%	32
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.984527%	4.963245%	33
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.984628%	4.963347%	34
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.984742%	4.963460%	35
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
38	883100921	03/06/26	4	6	31,917.46	159,830.28	11,399.84	5,210,589.09	02/20/26	13
Totals					31,917.46	159,830.28	11,399.84	5,210,589.09

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		9,514,224	9,514,224	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		149,864,163	149,864,163	0		0
25 - 36 Months		668,787,816	663,625,761	5,162,055		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	828,166,204	823,004,149	0	0	5,162,055	0
Jul-26	828,939,589	823,768,032	0	0	5,171,556	0
Jun-26	829,752,076	824,570,336	0	5,181,740	0	0
May-26	830,500,703	825,309,547	0	0	5,191,156	0
Apr-26	831,291,684	826,090,427	0	5,201,257	0	0
Mar-26	832,026,625	826,816,036	5,210,589	0	0	0
Feb-26	832,943,487	832,943,487	0	0	0	0
Jan-26	858,195,505	858,195,505	0	0	0	0
Dec-25	858,928,039	858,928,039	0	0	0	0
Nov-25	859,726,023	859,726,023	0	0	0	0
Oct-25	860,317,871	860,317,871	0	0	0	0
Sep-25	860,965,286	860,965,286	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
38	883100921	5,162,054.79	5,210,589.09	8,300,000.00	08/16/18	370,943.00	0.96660	03/31/26	11/06/28	266
Totals		5,162,054.79	5,210,589.09	8,300,000.00		370,943.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
38	883100921	IN	PA	02/20/26	13

The Loan was transferred to the Special Servicer on 2/6/2026 for Imminent Monetary Default as the Borrower is unable to cover debt service payments. The collateral consists of a single-story, flex building with 62,757 SF built/renovated in

1979/2003 and located in Audubon, PA (24-mi NW of Philadelphia) (the 'Property'). The Property is occupied by two tenants, Bald Brewing Company (11K SF; 17% of NRA; 4/2034 LXP) and East Goshen Pharmacy, Inc. (17K SF; 27% of

NRA; 7/2031 LXP). A cashflow sweep triggered occurred on 10/2023 when Chartwell Law Office (17K SF; 27% of NRA; 10/2023) vacated the Property. As of YE 2025, the Property was 44% occupied and reported an NOI/DSCR of

$409K/1.07x. Lender retained counsel and a Notice of Default and Acceleration Notice were issued to the Borrower. The Lender will continue discussions with the Borrower while simultaneously reserving all rights under the Loan Documents.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	320961008	35,200,000.00	5.57800%	35,200,000.00 5.57800%		10	07/14/20	08/06/20	08/11/20
9	695101061	31,000,000.00	5.60000%	31,000,000.00 5.60000%		10	05/26/20	06/06/20	06/11/20
33	695101072	0.00	5.40000%	0.00	5.40000%	10	09/03/20	07/01/20	11/12/20
Totals		66,200,000.00		66,200,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,500.00

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Supplemental Notes
None

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